Submission	Aug. 28, 2024
Submission [Line Items]
Central Index Key	0000726728
Registrant Name	REALTY INCOME CORP
Registration File Number	333-277150
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES